Investment Company Administration LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                                 (626) 852-1033




November 5, 1998

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      The Matterhorn Growth Fund, Inc.
         File No. 002-67610, 811-03054
         CIK No. 0000316572


Ladies and Gentlemen:

We are filing electronically, on behalf of The Matterhorn Growth Fund, Inc. (the "Fund"), this certification pursuant to Rule 497(j). On October 28, 1998 the above referenced registrant filed a Post Effective Amendment Number 20 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-98-000846.

Please do not hesitate to contact me at (626) 852-1033 should you have any further questions.

Very Truly Yours,

/s/ Theodore G. Bradpiece
Theodore G. Bradpiece
Assistant Treasurer
The Matterhorn Growth Fund, Inc.